Property and Equipment (Details) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2023	Sep. 30, 2022	Dec. 31, 2022	Dec. 31, 2021
Property and Equipment
Laboratory and computer equipment	$ 384,050		$ 384,050		$ 348,441
Less accumulated depreciation	(231,688)		(231,688)		(139,860)	$ (41,254)
Total property and equipment, net	152,362		152,362		208,581	206,268
Depreciation expense	$ 31,218	$ 24,802	$ 91,828	$ 69,101	$ 98,606	$ 42,470